INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consist of the following:

	November 30, 2023	August 31, 2023

Finished goods	$296,717	$329,420
Raw materials and supplies	157,704	138,869
Work in progress	230,585	162,189

Total inventory on hand	$685,006	$630,478

Inventories consist of the following:

	August 31, 2023	August 31, 2022

Finished goods	$329,420	$385,102
Raw materials and supplies	138,869	162,820
Work in progress	162,189	71,074

Total inventory on hand	$630,478	$618,996